Discontinued Operations and Dissolution of Subsidiary (Details 1) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
Net loss from discontinued operations			$ 2,711
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net loss from discontinued operations			(6,020)
Cash used in operating activities, discontinued operations			$ (6,020)